UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of April 30, 2006 (Unaudited)

DWS Target 2010 Fund

(formerly Scudder Target 2010 Fund)

	Shares	Value ($)

Common Stocks 26.3%
Consumer Discretionary 2.6%
Automobiles 0.2%
Toyota Motor Corp. (ADR)	1,050	122,987
Hotels Restaurants & Leisure 0.3%
McDonald's Corp.	4,830	166,973
Household Durables 0.6%
Black & Decker Corp.	1,640	153,520
Pulte Homes, Inc.	1,790	66,857
Ryland Group, Inc.	1,020	64,372

		284,749
Media 0.2%
News Corp. "A"	3,830	65,723
Omnicom Group, Inc.	270	24,303
Time Warner, Inc.	1,470	25,578

		115,604
Multiline Retail 0.6%
Federated Department Stores, Inc.	1,130	87,971
J.C. Penney Co., Inc.	3,250	212,745

		300,716
Specialty Retail 0.4%
Home Depot, Inc.	2,230	89,044
Staples, Inc.	3,940	104,055

		193,099
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.*	2,730	90,144
Polo Ralph Lauren Corp.	1,440	87,437

		177,581
Consumer Staples 2.5%
Beverages 1.0%
Coca-Cola Co.	8,910	373,864
PepsiCo, Inc.	3,060	178,214

		552,078
Food Products 0.3%
Kellogg Co.	3,130	144,950
Household Products 0.8%
Procter & Gamble Co.	7,030	409,216
Tobacco 0.4%
Altria Group, Inc.	2,810	205,580
Energy 2.6%
Energy Equipment & Services 0.6%
Cooper Cameron Corp.*	2,240	112,538
Halliburton Co.	1,100	85,965

Schlumberger Ltd.	1,480	102,327

		300,830
Oil, Gas & Consumable Fuels 2.0%
Amerada Hess Corp.	1,920	275,078
ExxonMobil Corp.	7,156	451,401
Occidental Petroleum Corp.	1,320	135,617
Talisman Energy, Inc.	1,290	72,859
Valero Energy Corp.	2,010	130,127

		1,065,082
Financials 5.7%
Banks 1.2%
Unibanco - Uniao de Bancos Brasileiros SA (ADR)	1,130	89,666
Wachovia Corp.	4,330	259,150
Wells Fargo & Co.	3,790	260,335

		609,151
Capital Markets 3.2%
Bank of New York Co., Inc.	8,050	282,957
Lehman Brothers Holdings, Inc.	2,250	340,087
Mellon Financial Corp.	2,650	99,720
Merrill Lynch & Co., Inc.	4,700	358,422
Morgan Stanley	2,290	147,247
The Goldman Sachs Group, Inc.	2,230	357,447
UBS AG (Registered)	800	93,480

		1,679,360
Diversified Financial Services 1.0%
Bank of America Corp.	7,600	379,392
JPMorgan Chase & Co.	3,310	150,208

		529,600
Insurance 0.3%
MetLife, Inc.	3,130	163,073
Health Care 3.2%
Biotechnology 0.2%
Amgen, Inc.*	1,490	100,873
Health Care Equipment & Supplies 0.9%
Baxter International, Inc.	6,610	249,197
C.R. Bard, Inc.	2,120	157,855
Hospira, Inc.*	1,820	70,161

		477,213
Health Care Providers & Services 0.9%
Cardinal Health, Inc.	1,640	110,454
UnitedHealth Group, Inc.	5,830	289,984
WellPoint, Inc.*	1,560	110,760

		511,198
Pharmaceuticals 1.2%
Endo Pharmaceuticals Holdings, Inc.*	2,190	68,875
Johnson & Johnson	2,414	141,485
Novartis AG (ADR)	3,790	217,963
Pfizer, Inc.	5,020	127,157
Teva Pharmaceutical Industries Ltd. (ADR)	1,800	72,900

		628,380

Industrials 3.1%
Aerospace & Defense 1.1%
Boeing Co.	2,620	218,639
United Technologies Corp.	5,980	375,604

		594,243
Electrical Equipment 0.4%
Emerson Electric Co.	2,700	229,365
Industrial Conglomerates 1.6%
General Electric Co.	14,360	496,712
Tyco International Ltd.	11,840	311,984

		808,696
Information Technology 4.0%
Communications Equipment 1.1%
Cisco Systems, Inc.*	9,830	205,938
Motorola, Inc.	5,140	109,739
QUALCOMM, Inc.	4,750	243,865

		559,542
Computers & Peripherals 0.4%
Apple Computer, Inc.*	1,000	70,390
International Business Machines Corp.	1,390	114,453

		184,843
Internet Software & Services 0.6%
eBay, Inc.*	6,340	218,159
Google, Inc. "A"*	240	100,306

		318,465
IT Consulting & Services 0.3%
Automatic Data Processing, Inc.	3,810	167,945
Semiconductors & Semiconductor Equipment 0.7%
Applied Materials, Inc.	5,180	92,981
ASML Holding NV (NY Registered Shares)*	5,950	125,842
Marvell Technology Group Ltd.*	3,010	171,841

		390,664
Software 0.9%
Adobe Systems, Inc.*	3,810	149,352
Electronic Arts, Inc.*	1,510	85,768
Microsoft Corp.	10,030	242,225

		477,345
Materials 0.9%
Chemicals 0.7%
Dow Chemical Co.	4,590	186,400
PPG Industries, Inc.	2,400	161,088

		347,488
Metals & Mining 0.2%
Companhia Vale do Rio Doce (ADR)	2,150	110,768
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.2%
AT&T, Inc.	4,640	121,614
Wireless Telecommunication Services 0.6%
Sprint Nextel Corp.	13,240	328,352
Utilities 0.9%
Electric Utilities 0.5%
Allegheny Energy, Inc.*	3,070	109,384

Exelon Corp.			2,320	125,280

				234,664
Independent Power Producers & Energy Traders 0.4%
Constellation Energy Group			2,000	109,840
TXU Corp.			2,290	113,653

				223,493

Total Common Stocks (Cost $12,173,207)				13,835,780

		Principal Amount ($)		Value ($)
US Treasury Obligations 73.8%
US Treasury STRIPS 4.817%**, 11/15/2010 (a) (Cost $36,249,759)			48,105,000	38,752,907
			Contracts	Value ($)
Callable Options Purchased 0.0%
Amerada Hess Corp. (Cost $627)			13	715
			Shares	Value ($)
Securities Lending Collateral 30.4%
Daily Assets Fund Institutional, 4.82% (b) (c) (Cost $15,939,798)			15,939,798	15,939,798
Cash Equivalents 0.2%
Cash Management QP Trust, 4.78% (d) (Cost $114,805)			114,805	114,805
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 64,478,196)			130.7	68,644,005
Other Assets and Liabilities, Net			(30.7)	(16,131,991)

Net Assets			100.0	52,512,014

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity; not a coupon rate.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2006 amounted to $15,649,259 which is 29.8% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
STRIPS: Separate Trading of Registered Interest and Principal Securities.
At April 30, 2006, open written options were as follows:
Written Options	Number of Contracts	Expiration Date	Strike Price ($)	Value ($)

Call Options
Amerada Hess Corp.	13	5/20/2006	160.0	(715)
Total outstanding written options (premiums received $8,270)				(715)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2010 Fund, a series of DWS Target Fund

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2010 Fund, a series of DWS Target Fund

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 June 21, 2006